Leases (Details) - Schedule of Operating Lease Expense	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lease expense
Operating lease expense - third party	¥ 2,058,621	$ 288,856	¥ 10,148,284
Short-term lease expense	7,615,047	1,068,509	15,056,781
Sublease income	(3,056,058)	(428,812)	(707,009)	[1]
Total lease expense	6,617,610	928,553	24,498,055
Other information
Cash paid for operating leases	3,003,868	421,489	8,543,549
Right-of-use assets obtained in exchange for operating new lease liabilities	¥ 5,229,722	$ 733,811	¥ 15,838,886

[1]	For the six months ended June 30, 2024, the Group incurred sublease income of RMB3,056,058 (US$428,812), and sublease cost of RMB2,913,502 (US$408,809).